Income tax expenses	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income tax expenses
7.
Income tax expenses

Starting from the year ended March 31, 2026, the Company adopted ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” prospectively.

Composition of income tax expenses

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Current income tax expense	27,792	35,071	32,573
Deferred taxation	(5,263)	374	(2,528)
	22,529	35,445	30,045

The composition of income tax expenses for the year ended March 31, 2026 is as follows:

Year ended March 31,
2026
RMB
(in millions)
Chinese mainland	28,081
Non-Chinese mainland	1,964
30,045

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed. The Company’s subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the years ended March 31, 2024, 2025 and 2026. The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.

Current income tax expense primarily includes the provision for PRC Enterprise Income Tax (“EIT”) for subsidiaries operating in the PRC and withholding tax on earnings that have been declared for distribution by PRC subsidiaries to offshore holding companies. Substantially all of the Company’s income before income tax and share of results of equity method investees is generated by these PRC subsidiaries. These subsidiaries are subject to EIT on their taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant tax laws, rules and regulations in the PRC.

7.
Income tax expenses (Continued)

Composition of income tax expenses (Continued)

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for enterprises qualified as High and New Technology Enterprises. The High and New Technology Enterprise qualification is re-assessed by the relevant authorities every three years. Further, certain subsidiaries were recognized as Software Enterprises and thereby entitled to full exemption from EIT for two years beginning from their first profitable calendar year and a 50% reduction for the subsequent three calendar years. In addition, a duly recognized Key Software Enterprise (“KSE”) within China’s national plan can enjoy a preferential EIT rate of 10%. The KSE status is subject to review by the relevant authorities every year and the timing of the annual review and notification by the relevant authorities may vary from year to year. The related reduction in tax expense as a result of official notification confirming the KSE status is accounted for upon the receipt of such notification.

The tax status of the subsidiaries of the Company with major taxable profits is described below:

•
Alibaba (China) Technology Co., Ltd. (“Alibaba China”), Taobao (China) Software Co., Ltd. (“Taobao China”) and Zhejiang Tmall Technology Co., Ltd. (“Tmall China”), entities primarily engaged in the operations of the Company’s wholesale marketplaces, Taobao and Tmall, respectively, and Alibaba (Beijing) Software Services Co., Ltd. (“Alibaba Beijing”) and Alibaba (China) Co., Ltd. (“China Co.”), entities primarily engaged in the operations of technology, software research and development and relevant services, were qualified as High and New Technology Enterprises. For the taxation years of 2023, 2024 and 2025, Alibaba China, Taobao China, Tmall China, Alibaba Beijing and China Co. applied an EIT rate of 15% as High and New Technology Enterprises.

Most of the remaining PRC entities of the Company are subject to EIT at 25% for the years ended March 31, 2024, 2025 and 2026.

Pursuant to the EIT Law, a 10% withholding tax is levied on dividends declared by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable if direct foreign investors with at least 25% equity interest in the PRC company are incorporated in Hong Kong and meet the relevant requirements pursuant to the tax arrangement between Chinese mainland and Hong Kong SAR. Since the equity holders of the major PRC subsidiaries of the Company are Hong Kong incorporated companies and meet the relevant requirements pursuant to the tax arrangement between Chinese mainland and Hong Kong SAR., the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As of March 31, 2026, the Company has accrued the withholding tax on substantially all of the distributable earnings of the PRC subsidiaries, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB278.9 billion.

7.
Income tax expenses (Continued)

Composition of deferred tax assets and liabilities

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Deferred tax assets
Licensed copyrights	6,351	6,547
Tax losses carried forward and others (i)	66,120	79,571
	72,471	86,118
Valuation allowance (ii)	(59,310)	(72,161)
Total deferred tax assets	13,161	13,957

Deferred tax liabilities
Identifiable intangible assets	(5,122)	(4,115)
Withholding tax on undistributed earnings (iii)	(8,559)	(8,559)
Equity method investees and others (iv)	(34,773)	(33,386)
Total deferred tax liabilities	(48,454)	(46,060)
Net deferred tax liabilities	(35,293)	(32,103)

(i)
Others generally represent deferred tax assets for property and equipment, investments in equity method investees, equity securities and other investments, as well as accrued expenses which are not deductible until paid under PRC tax laws.
(ii)
Change in valuation allowances generally represents valuation allowances provided on the deferred tax assets related to the tax losses carried forward, accrued expenses which are not deductible until paid under PRC tax laws, property and equipment, as well as investments in equity securities and other investments due to the uncertainty surrounding their realization. If events occur in the future that improve the certainty of realization, an adjustment to the valuation allowances will be made and consequently income tax expenses will be reduced.
(iii)
The related deferred tax liabilities as of March 31, 2025 and 2026 were provided on the assumption that substantially all of the distributable earnings of PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB362.6 billion and RMB278.9 billion, respectively.
(iv)
Deferred tax liabilities for investments in equity method investees mainly includes the deferred tax effect on the gain in relation to the receipt of the 33% equity interest in Ant Group of RMB19.7 billion. Others primarily represents deferred tax liabilities for investments in equity securities and other investments.

7.
Income tax expenses (Continued)

Composition of deferred tax assets and liabilities (Continued)

As of March 31, 2026, the accumulated tax losses of subsidiaries incorporated in Singapore, Hong Kong SAR. and Türkiye, subject to the agreement of the relevant tax authorities, of RMB41,453 million, RMB7,458 million and RMB7,259 million, respectively, are allowed to be carried forward to offset against future taxable profits. The carry forward of tax losses in Singapore and Hong Kong SAR. generally has no time limit, while the tax losses in Türkiye will expire, if unused, in the years ending March 31, 2027 through 2031. The accumulated tax losses of subsidiaries incorporated in the PRC, subject to the agreement of the PRC tax authorities, of RMB200,082 million as of March 31, 2026 will expire, if unused, in the years ending March 31, 2027 through 2036. In general, the PRC tax authorities have up to five years to review a company's tax filings. Accordingly, tax filings of the Company's PRC subsidiaries for tax years 2021 through 2025 remain subject to the review by the relevant PRC tax authorities.

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company

The reconciliation prior to the adoption of ASU 2023-09 is as follows:

	Year ended March 31,
	2024	2025
	RMB	RMB
	(in millions, except per share data)
Income before income tax and share of results of equity method investees	101,596	155,455
Income tax computed at statutory EIT rate (25%)	25,399	38,864
Effect of different tax rates available to different jurisdictions	(1,095)	(1,089)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(14,135)	(20,258)
Non-deductible expenses and non-taxable income, net (i)	11,006	10,673
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC (ii)	(9,415)	(9,320)
Withholding tax on the earnings distributed and anticipated to be remitted	6,127	5,938
Change in valuation allowance and others (iii)	4,642	10,637
Income tax expenses	22,529	35,445
Effect of tax holidays inside the PRC on basic earnings per share	0.70	1.08
Effect of tax holidays inside the PRC on basic earnings per ADS	5.60	8.62

(i)
Expenses not deductible for tax purposes and non-taxable income generally represent impairment of goodwill, investment income or loss and share-based compensation expense.
(ii)
This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.
(iii)
Change in valuation allowance generally represents valuation allowance for temporary differences associated with tax losses, property and equipment and investments in equity securities and other investments. Besides, others primarily represent other tax benefits which were not previously recognized as well as deferred tax effect for temporary differences in relation to certain investments in equity method investees.

7. Income tax expenses (Continued)

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company (Continued)

The reconciliation for the year ended March 31, 2026 is as follows:

	Year ended March 31,
	2026
	RMB
	(in millions, except per share data)	Percent
Income before income tax and share of results of equity method investees	129,387
Income tax computed at statutory EIT rate (i)	32,347	25%

Foreign tax effects	(13,520)	(10)
Hong Kong	(15,838)	(12)
Non-deductible expenses and non-taxable income	(14,645)	(11)
Others	(1,193)	(1)
Singapore	2,618	2
Non-deductible expenses and non-taxable income	2,594	2
Others	24	—
Other foreign jurisdictions	(300)	—
Effect of cross-border tax laws	24	—
Changes in valuation allowances (ii)	20,873	16
Non-deductible expenses and non-taxable income	(16,716)	(13)
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC (iii)	(10,821)	(9)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(11,950)	(9)
Impairment of goodwill	2,379	2
Others	3,676	3
Other adjustments (iv)	7,037	5
Income tax expenses	30,045	23%
Effect of tax holidays inside the PRC on basic earnings per share	0.64
Effect of tax holidays inside the PRC on basic earnings per ADS	5.15

(i)
The standard enterprise income tax rate for domestic enterprises and foreign invested enterprises of 25% under the EIT Law is used as substantially all of the Company’s income before income tax and share of results of equity method investees is generated by subsidiaries operating in the PRC.

(ii)
Change in valuation allowance generally represents valuation allowance for temporary differences associated with tax losses, accrued expenses which are not deductible until paid under PRC tax laws, property and equipment and investments in equity securities and other investments.

(iii)
This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.

(iv)
Other adjustments generally represent withholding tax on the earnings distributed and anticipated to be remitted.

7. Income tax expenses (Continued)

Composition of cash paid for income tax, net of refunds received

The composition of cash paid for income tax, net of refunds received for the year ended March 31, 2026 is as follows:

Year ended March 31,
2026
RMB
(in millions)
Chinese mainland	30,729
Non-Chinese mainland	3,284
34,013

Income tax paid was RMB32,486 million and RMB33,409 million for the years ended March 31, 2024 and 2025 respectively.